UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09116

Van Wagoner Funds, Inc
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

Susan Freund 3 Embarcadero Center, Suite 1120 San Francisco, CA 94111
(Name and address of agent for service)

Registrant's telephone number, including area code:		415-835-5000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund	September 30, 2007 (Unaudited)

Number of Shares		Market Value
COMMON STOCKS 96.37%

	Cellular Telecommunications 2.47%
93,300	Airspan Networks, Inc.*	$233,250

	Computers - Integrated Systems 1.50%
3,500	Riverbed Technology, Inc.*	141,365

	Electronic Components - Semiconductor 2.63%
90,000	Bookham, Inc.*	248,400

	Electronic Design Automation 1.54%
8,000	Comtech Group, Inc.*	145,680

	Electronic Equipment & Instruments 0.91%
5,500	TASER International, Inc.*	86,295

	Internet Software & Services 15.79%
37,500	AsiaInfo Holdings, Inc.*	339,750
1,250	Equinix, Inc.*	110,863
6,500	F5 Networks, Inc.*	241,735
20,000	GigaMedia Ltd.*	323,200
12,500	Internap Network Services Corp.*	177,125
22,500	NaviSite, Inc.*	197,775
125,000	ROO Group, Inc.*	100,000
		1,490,448
	Networking Products 9.24%
17,500	Acme Packet, Inc.*	269,850
10,500	Foundry Networks, Inc.*	186,585
6,500	Infinera Corp.*	130,975
6,000	Starent Networks Corp.*	126,660
22,500	Veraz Networks, Inc.*	157,950
		872,020
	Semiconductor & Semiconductor Equipment 30.04%
11,000	ARM Holdings plc ADR	103,510
15,000	ANADIGICS, Inc.*	271,200
80,000	Applied Micro Circuits Corp.*	252,800
7,000	Atheros Communications, Inc.*	209,790
7,000	Cavium Networks, Inc.*	227,500
52,500	EMCORE Corp.*	504,000
4,250	FormFactor, Inc.*	188,573
1,900	Mellanox Technologies, Ltd.*	37,107
6,000	NetLogic Microsystems, Inc.*	216,660
7,500	ON Semiconductor Corp.*	94,200
20,000	PLX Technology, Inc.*	216,000
20,000	PMC - Sierra, Inc.*	167,800
2,900	SRS Labs, Inc.*	21,257
98,800	TranSwitch Corp.*	138,320
3,500	Varian Semiconductor Equipment Associates, Inc.*	187,320
		2,836,037

	Software & Services 16.01%
10,000	CommVault Systems, Inc.*	185,200
7,000	Interactive Intelligence, Inc.*	133,000
4,250	Nuance Communications, Inc.*	82,067
25,000	Phoenix Technologies Ltd.*	267,750
1,000	priceline.com, Inc.*	88,750
17,000	Smith Micro Software, Inc.*	273,020
4,250	Synchronoss Technologies, Inc.*	178,755
5,000	Taleo Corp. - Class A*	127,050
20,000	TeleCommunication Systems, Inc. - Class A*	79,800
2,750	The Ultimate Software Group, Inc.*	95,975
		1,511,367
	Telecommunication Equipment 8.13%
16,000	Opnext, Inc.*	185,600
225,000	Sunrise Telecom, Inc.*	472,500
84,600	WJ Communications, Inc.*	109,980
		768,080
	Telecommunication Equipment - Fiber Optics 3.65%
5,500	Ciena Corp.*	209,440
20,000	EXFO Electro-Optical Engineering, Inc.*	134,800
		344,240
	Wireless Equipment 4.46%
10,000	Alvarion Ltd.*	145,200
8,100	Aruba Networks, Inc.*	162,000
6,000	Ceragon Networks Ltd.*	114,000
		421,200

	Total Common Stocks
	(Cost $7,146,314)	9,098,382

SHORT-TERM INVESTMENT 2.79%

	PNC Bank Money Market Account, 4.50%	263,623
	Total Short-Term Investment
	(Cost $263,623)	263,623

	Total Investments 99.16%
	(Cost $7,409,937) (a)	9,362,005

	Other Assets less Liabilities 0.84%	79,349

NET ASSETS 100.00%		$9,441,354

(a) Aggregate cost is $7,409,937. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$2,061,899
Gross unrealized depreciation	(109,831)
Net unrealized appreciation	$1,952,068

* Non-income producing.
ADR - American Depository Receipt.

See notes to schedules of investments.

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund	September 30, 2007 (Unaudited)

Number		Market
of Shares		Value
COMMON STOCKS 96.38%

	Cellular Telecommunications 2.56%
88,300	Airspan Networks, Inc.*	$220,750

	Computers - Integrated Systems 1.64%
3,500	Riverbed Technology, Inc.*	141,365

	Electronic Components - Semiconductor 2.56%
80,000	Bookham, Inc.*	220,800

	Electronic Design Automation 1.58%
7,500	Comtech Group, Inc.*	136,575

	Electronic Equipment & Instruments 0.91%
5,000	TASER International, Inc.*	78,450

	Internet Software & Services 15.47%
32,500	AsiaInfo Holdings, Inc.*	294,450
1,000	Equinix, Inc.*	88,690
6,000	F5 Networks, Inc.*	223,140
17,500	GigaMedia Ltd.*	282,800
12,500	Internap Network Services Corp.*	177,125
20,000	NaviSite, Inc.*	175,800
115,000	ROO Group, Inc.*	92,000
		1,334,005
	Networking Products 9.32%
15,000	Acme Packet, Inc.*	231,300
10,000	Foundry Networks, Inc.*	177,700
6,000	Infinera Corp.*	120,900
5,500	Starent Networks Corp.*	116,105
22,500	Veraz Networks, Inc.*	157,950
		803,955
	Semiconductor & Semiconductor Equipment 29.35%
10,500	ARM Holdings plc ADR	98,805
14,000	ANADIGICS, Inc.*	253,120
75,000	Applied Micro Circuits Corp.*	237,000
6,500	Atheros Communications, Inc.*	194,805
6,500	Cavium Networks, Inc.*	211,250
37,500	EMCORE Corp.*	360,000
4,000	FormFactor, Inc.*	177,480
1,700	Mellanox Technologies, Ltd.*	33,201
5,000	NetLogic Microsystems, Inc.*	180,550
7,500	ON Semiconductor Corp.*	94,200
17,500	PLX Technology, Inc.*	189,000
20,000	PMC - Sierra, Inc.*	167,800
2,900	SRS Labs, Inc.*	21,257
88,900	TranSwitch Corp.*	124,460
3,500	Varian Semiconductor Equipment Associates, Inc.*	187,320
		2,530,248

	Software & Services 16.29%
10,000	CommVault Systems, Inc.*	185,200
6,000	Interactive Intelligence, Inc.*	114,000
4,250	Nuance Communications, Inc.*	82,068
22,500	Phoenix Technologies Ltd.*	240,975
1,000	priceline.com, Inc.*	88,750
15,000	Smith Micro Software, Inc.*	240,900
4,000	Synchronoss Technologies, Inc.*	168,240
5,000	Taleo Corp. - Class A*	127,050
17,500	TeleCommunication Systems, Inc. - Class A*	69,825
2,500	The Ultimate Software Group, Inc.*	87,250
		1,404,258
	Telecommunication Equipment 8.31%
15,000	Opnext, Inc.*	174,000
210,000	Sunrise Telecom, Inc.*	441,000
77,900	WJ Communications, Inc.*	101,270
		716,270
	Telecommunication Equipment - Fiber Optics 3.77%
5,000	Ciena Corp.*	190,400
20,000	EXFO Electro-Optical Engineering, Inc.*	134,800
		325,200
	Wireless Equipment 4.62%
10,000	Alvarion Ltd.*	145,200
7,900	Aruba Networks, Inc.*	158,000
5,000	Ceragon Networks Ltd.*	95,000
		398,200

	Total Common Stocks (Cost $6,586,257)	8,310,076

SHORT-TERM INVESTMENT 3.55%

	PNC Bank Money Market Account, 4.50%	306,265

	Total Short-Term Investment (Cost $306,265)	306,265

	Total Investments 99.93% (Cost $6,892,522) (a)	8,616,341

	Other Assets less Liabilities 0.07%	6,377

NET ASSETS 100.00%		$8,622,718

(a) Aggregate cost is $6,892,522. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$1,821,316
Gross unrealized depreciation	(97,497)
Net unrealized appreciation	$1,723,819

* Non-income producing.
ADR - American Depository Receipt.

See notes to schedules of investments.

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund	September 30, 2007 (Unaudited)

Number		Market
of Shares		Value
COMMON STOCKS 95.21%

	Cellular Telecommunications 2.25%
244,900	Airspan Networks, Inc.*	$612,250

	Computers - Integrated Systems 1.48%
10,000	Riverbed Technology, Inc.*	403,900

	Electronic Components - Semiconductor 2.53%
250,000	Bookham, Inc.*	690,000

	Electronic Design Automation 1.50%
22,500	Comtech Group, Inc.*	409,725

	Electronic Equipment & Instruments 0.86%
15,000	TASER International, Inc.*	235,350

	Internet Software & Services 15.97%
110,000	AsiaInfo Holdings, Inc.*	996,600
3,500	Equinix, Inc.*	310,415
20,000	F5 Networks, Inc.*	743,800
57,500	GigaMedia Ltd.*	929,200
40,000	Internap Network Services Corp.*	566,800
60,000	NaviSite, Inc.*	527,400
350,000	ROO Group, Inc.*	280,000
		4,354,215
	Networking Products 9.29%
50,000	Acme Packet, Inc.*	771,000
30,000	Foundry Networks, Inc.*	533,100
20,000	Infinera Corp.*	403,000
17,500	Starent Networks Corp.*	369,425
65,000	Veraz Networks, Inc.*	456,300
		2,532,825
	Semiconductor & Semiconductor Equipment 29.43%
35,000	ARM Holdings plc ADR	329,350
42,500	ANADIGICS, Inc.*	768,400
225,000	Applied Micro Circuits Corp.*	711,000
22,500	Atheros Communications, Inc.*	674,325
20,000	Cavium Networks, Inc.*	650,000
117,500	EMCORE Corp.*	1,128,000
12,500	FormFactor, Inc.*	554,625
5,500	Mellanox Technologies, Ltd.*	107,415
17,500	NetLogic Microsystems, Inc.*	631,925
25,000	ON Semiconductor Corp.*	314,000
60,000	PLX Technology, Inc.*	648,000
60,000	PMC - Sierra, Inc.*	503,400
8,397	SRS Labs, Inc.*	61,550
271,600	TranSwitch Corp.*	380,240
10,500	Varian Semiconductor Equipment Associates, Inc.*	561,960
		8,024,190

	Software & Services 15.75%
30,000	CommVault Systems, Inc.*	555,600
17,500	Interactive Intelligence, Inc.*	332,500
12,500	Nuance Communications, Inc.*	241,375
70,000	Phoenix Technologies Ltd.*	749,700
3,000	priceline.com, Inc.*	266,250
45,000	Smith Micro Software, Inc.*	722,700
12,500	Synchronoss Technologies, Inc.*	525,750
15,000	Taleo Corp. - Class A*	381,150
60,000	TeleCommunication Systems, Inc. - Class A*	239,400
8,000	The Ultimate Software Group, Inc.*	279,200
		4,293,625
	Telecommunication Equipment 8.09%
45,000	Opnext, Inc.*	522,000
650,000	Sunrise Telecom, Inc.*	1,365,000
244,938	WJ Communications, Inc.*	318,419
		2,205,419
	Telecommunication Equipment - Fiber Optics 3.70%
15,000	Ciena Corp.*	571,200
65,000	EXFO Electro-Optical Engineering, Inc.*	438,100
		1,009,300
	Wireless Equipment 4.36%
27,500	Alvarion Ltd.*	399,300
22,800	Aruba Networks, Inc.*	456,000
17,500	Ceragon Networks Ltd.*	332,500
		1,187,800

	Total Common Stocks (Cost $20,320,352)	25,958,599

SHORT-TERM INVESTMENT 3.98%

	PNC Bank Money Market Account, 4.50%	1,086,373

	Total Short-Term Investment (Cost $1,086,373)	1,086,373

	Total Investments 99.19% (Cost $21,406,725) (a)	27,044,972

	Other Assets less Liabilities 0.81%	219,836

NET ASSETS 100.00%		$27,264,808

(a) Aggregate cost is $21,406,725. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$5,927,596
Gross unrealized depreciation	(289,349)
Net unrealized appreciation	$5,638,247

* Non-income producing.
ADR - American Depository Receipt.

See notes to schedules of investments.

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Post-Venture Fund	September 30, 2007 (Unaudited)

Market Value
SHORT-TERM INVESTMENT 100.28%

PNC Bank Money Market Account, 4.50%	$1,687,590

Total Short-Term Investment (Cost $1,687,590)	1,687,590

Total Investments 100.28% (Cost $1,687,590) (a)	1,687,590

Liabilities in Excess of Other Assets (0.28)%	(4,681)

NET ASSETS 100.00%	$1,682,909

(a) Aggregate cost is $1,687,590. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$––
Gross unrealized depreciation	––
Net unrealized appreciation	$––

See notes to schedules of investments.

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Mid-Cap Growth Fund	September 30, 2007 (Unaudited)

Market Value
SHORT-TERM INVESTMENT 101.21%

PNC Bank Money Market Account, 4.50%	$876,811

Total Short-Term Investment (Cost $876,811)	876,811

Total Investments 101.21% (Cost $876,811) (a)	876,811

Liabilities in Excess of Other Assets (1.21)%	(10,473)

NET ASSETS 100.00%	$866,338

(a) Aggregate cost is $876,811. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$––
Gross unrealized depreciation	––
Net unrealized appreciation	$––

See notes to schedules of investments.

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Technology Fund	September 30, 2007 (Unaudited)

Market Value
SHORT-TERM INVESTMENT 100.46%

PNC Bank Money Market Account, 4.50%	$1,598,801

Total Short-Term Investment (Cost $1,598,801)	1,598,801

Total Investments 100.46% (Cost $1,598,801) (a)	1,598,801

Liabilities in Excess of Other Assets (0.46)%	(7,266)

NET ASSETS 100.00%	$1,591,535

(a) Aggregate cost is $1,598,801. The gross unrealized appreciation (depreciation) is as follows:

Gross unrealized appreciation	$––
Gross unrealized depreciation	––
Net unrealized appreciation	$––

See notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS

Van Wagoner Funds, Inc.

September 30, 2007 (Unaudited)

Investment Valuation – Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices.  Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security’s fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders.  Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.  Financial records are not adjusted for temporary differences.  The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2006 as follows:

Date of Expiration	Small-Cap Growth	Growth Opportunities	Emerging Growth	Post- Venture	Mid-Cap Growth	Technology
2008	$––	$––	$––	$102,677,255	$24,341,154	$47,832,692
2009	––	––	237,144,194	208,568,549	119,593,823	188,389,347
2010	24,086,621	––	174,822,268	167,738,630	56,452,576	132,184,745
2011	19,406,798	––	73,869,977	49,142,144	7,417,678	37,716,740
2012	5,158,565	20,460	23,566,789	9,057,950	3,856,091	7,074,062
2013	679,356	––	9,299,078	4,860,259	2,323,021	4,295,919
Total	$49,331,340	$20,460	$518,702,306	$542,044,787	$213,984,343	$417,493,505

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Van Wagoner Funds, Inc

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial
Officer
(principal executive officer)

Date	November 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Susan Freund
Susan Freund, Chief Executive Officer & Chief Financial
Officer
(principal executive officer & principal financial officer)

Date	November 13, 2007

* Print the name and title of each signing officer under his or her signature.